WARRANTS (Tables)	6 Months Ended
Mar. 31, 2019
Warrants
Schedule of warrants
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value

Outstanding at September 30, 2018	--	--	--	--
Granted	442,286	0.50	3.00	324,150
Expired	--	--	--	--
Exercised	--	--	--	--
Outstanding at March 31, 2019	442,286	$0.50	3.00	$324,150